Financial Instruments and Risk Management (Schedule of Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	$ 876	$ 384
Trade payables	1,157	1,002
Other current liabilities	1,040	879
Long-term debt, debentures and others	1,880	1,909
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	439	276
Trade payables	1,157	1,002
Other current liabilities	161	156
Long-term debt, debentures and others	2,319	2,058
Non Derivative Financial Liabilities	4,076	3,492
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4	18
Not past due [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	1	11
Not past due [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3	7
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	459	282
Trade payables	1,157	1,002
Other current liabilities	161	156
Long-term debt, debentures and others	521	185
Non Derivative Financial Liabilities	2,298	1,625
12 months or less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4	14
12 months or less [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	1	11
12 months or less [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3	3
1-2 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	294	546
Non Derivative Financial Liabilities	294	546
1-2 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	4
1-2 years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
1-2 years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	4
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	881	792
Non Derivative Financial Liabilities	881	792
3-5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
More than 5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,467	1,276
Non Derivative Financial Liabilities	1,467	1,276
More than 5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
More than 5 years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
More than 5 years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0	$ 0